DUE TO BANKS AND CORRESPONDENTS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DUE TO BANKS AND CORRESPONDENTS
International funds and others	S/ 2,710,224	S/ 5,654,014
Promotional credit lines	3,203,263	2,938,981
Inter-bank funds		205,000
Due to banks and correspondents	5,913,487	8,797,995
Interest payable	64,770	43,737
Total	S/ 5,978,257	S/ 8,841,732